Cover	Dec. 02, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity File Number	001-40755
Entity Registrant Name	Fat Projects Acquisition Corp
Entity Central Index Key	0001865045
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27 Bukit Manis Road
Entity Address, Country	SG
Entity Address, Postal Zip Code	099892
City Area Code	65
Local Phone Number	3135 1511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one Redeemable Warrant
Trading Symbol	FATPU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value per share
Trading Symbol	FATP
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	FATPW
Security Exchange Name	NASDAQ